Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 6,299	€ 6,352
Cash outflows	5	5
Net cash flows	6,294	6,348
Not later than 1 year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	95	78
Net cash flows	95	78
1-5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	321	315
Cash outflows	1	1
Net cash flows	320	314
Over 5 through 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	301	312
Cash outflows	3	4
Net cash flows	297	309
Over 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	5,582	5,648
Net cash flows	€ 5,582	€ 5,648